As filed with the Securities and Exchange Commission on February 27, 2001

                                                      1933 Act File No. 33-46924
                                                      1940 Act File No. 811-6618

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                    Pre-Effective Amendment No.  ____                        [ ]
                    Post-Effective Amendment No.  33                         [X]
                                                 ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                    Amendment No.                  33
                                                  ----
                        (Check appropriate box or boxes.)


                      FIRST INVESTORS SERIES FUND II, INC.
               (Exact name of Registrant as specified in charter)


                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code): (212) 858-8000

                               Ms. Concetta Durso
                          Secretary and Vice President
                      First Investors Series Fund II, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately upon filing pursuant to paragraph (b)
      [ ]  on (date) pursuant to paragraph (b)
      [X]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      FIRST INVESTORS SERIES FUND II, INC.
                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Supplement to the Combined Prospectus of First Investors Series Fund II, Inc., First Investors Series Fund and First Investors Global Fund, Inc. incorporated by reference to Post-Effective Amendment No. 32 of the Registrant's Registration Statement (File No. 33-46924) filed on January 26, 2001.

            Supplement to the Combined Statement of Additional Information of First Investors Series Fund II, Inc., First Investors Series Fund and First Investors Global Fund, Inc. incorporated by reference to Post-Effective Amendment No. 32 of the Registrant's Registration Statement (File No. 33-46924) filed on January 26, 2001.

            Part C - Other Information

            Signature Page

            Exhibits

                                  SUPPLEMENT TO
                   THE FIRST INVESTORS EQUITY FUNDS PROSPECTUS
                             DATED JANUARY 26, 2001
                                 RELATING TO THE
                       FIRST INVESTORS FOCUSED EQUITY FUND


THE INFORMATION IN THE "OVERVIEW/PRIMARY INVESTMENT STRATEGIES" SECTION ON PAGE 42 IS DELETED AND REPLACED WITH THE FOLLOWING:

The Fund seeks to achieve its objective by focusing its investments in the common stocks of twenty to forty companies. The Fund employs a two-fold investment approach: top-down sector and industry analysis and bottom-up security selection. From the top-down perspective, the Fund's investment subadviser examines macro-economic data to identify sectors and industries that will likely benefit over the short-term. The Fund then uses fundamental research to identify the most attractive companies within these sectors and industries. The Fund focuses on large- capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. Additionally, these companies will likely be in industries that are experiencing strong cyclical or secular growth.

THE INFORMATION IN PARAGRAPHS ONE, TWO, AND THREE IN THE "OVERVIEW/PRIMARY RISKS" SECTION ON PAGE 42 IS DELETED AND REPLACED WITH THE FOLLOWING:

While there are substantial potential long-term rewards of investing in a concentrated portfolio of securities there are also substantial risks. First, the value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Second, because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

THE INFORMATION IN "THE FUND IN DETAIL/PRINCIPAL INVESTMENT STRATEGIES" SECTION ON PAGES 45 AND 46 IS DELETED AND REPLACED WITH THE FOLLOWING:

The Fund normally invests in twenty to forty common stocks and other equity securities of large- capitalization companies. These investments are selected primarily from the Standard & Poor's 500 Composite Stock Price Index. The Fund is a non-diversified investment company. The Fund will generally concentrate 45 to 60% of its portfolio in its top ten holdings. Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks.) The Fund will generally remain fully invested, but it may, at times, have cash positions of up to 10% or more due to market, industry or other considerations.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion, or hidden or unappreciated value.

The Fund uses a two-tiered strategy in selecting these investments:

     Using a "top-down" approach, the Fund analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and broad demographic trends. The Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit over the next three to nine months from the current economic environment.

     Using a "bottom-up" approach, the Fund relies on fundamental analysis to identify twenty to forty of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

While the Fund invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or NASDAQ, either directly or through depository receipts.

The Fund monitors every company in its portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive.

IN THE SECTION ENTITLED "THE FUND IN DETAIL/PRINCIPAL RISKS," ON PAGE 46 THE FOURTH AND FIFTH PARAGRAPHS ENTITLED "EVENT-DRIVEN STYLE-RISK" AND "FUTURES AND OPTIONS RISK" ARE DELETED AND NOT REPLACED.

IN THE SECTION ENTITLED "THE FUND IN DETAIL/PRIMARY RISKS," ON PAGE 46 THE FOLLOWING PARAGRAPH ENTITLED "FOREIGN INVESTMENT RISK" IS ADDED AFTER THE PARAGRAPH ENTITLED "NON-DIVERSIFICATION RISK":

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

IN THE SECTION ENTITLED "THE FUND IN DETAIL/PRIMARY RISKS," ON PAGE 46 THE FOLLOWING PARAGRAPH ENTITLED "FREQUENT TRADING RISKS" IS ADDED AFTER THE PARAGRAPH ENTITLED "FOREIGN INVESTMENT RISK":

The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and could result in a lower total return for the Fund.

UNDER THE SECTION ENTITLED "FUND MANAGEMENT," ON PAGE 53, THE FIRST SENTENCE IN THE SEVENTH PARAGRAPH IS REPLACED WITH THE FOLLOWING:

Wellington Management Company, LLP ("WMC") serves as investment subadviser of the All-Cap Growth Fund, the Focused Equity Fund, and the Global Fund. Arnhold and S. Bleichroeder, Inc. served as subadviser to the Focused Equity Fund from November 8, 1999 (commencement of operations) until April ____, 2001, when it was replaced with WMC.

THE FOLLOWING INFORMATION IS ADDED TO THE FIRST FULL PARAGRAPH UNDER THE SECTION "FUND MANAGEMENT" ON PAGE 54:

The Focused Equity Fund is managed by Maya K. Bittar, CFA and Vice President. Prior to joining WMC in 1998, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management Company (1993-1998).

THE LAST PARAGRAPH UNDER THE SECTION "FUND MANAGEMENT" ON PAGE 54 IS DELETED AND REPLACED WITH THE FOLLOWING:

With respect to the All-Cap Growth Fund and the Focused Equity Fund, the Board of Trustees retains the right to replace WMC as subadviser with one or more other subadvisers without a shareholder vote, provided that the Board complies with the Investment Company Act of 1940, as amended, and the rules thereunder ("1940 Act"). Currently, the 1940 Act requires that the Board obtain an exemptive order from the Securities and Exchange Commission before taking such action without a shareholder vote.

THIS SUPPLEMENT IS DATED APRIL 27, 2001.

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                      FIRST INVESTORS SERIES FUND II, INC.
                             DATED JANUARY 26, 2001
                                 RELATING TO THE
                               FOCUSED EQUITY FUND

THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE SECTION ENTITLED "INVESTMENT STRATEGIES AND RISKS" FOUND ON PAGES 3 AND 4, UNDER THE HEADING "FOCUSED EQUITY FUND":

      FOCUSED  EQUITY  FUND  seeks its  objective  of  capital  appreciation  by investing primarily in the equity securities of approximately 20 to 40 companies. Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

      The majority of the Fund's investments are expected to be securities listed on the NYSE or other national securities exchanges, or securities that have an established OTC market, although the depth and liquidity of the OTC market may vary from time to time and from security to security.

      The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and listed and traded on a U.S. securities exchange, or the NASDAQ Stock Market ("NASDAQ"), either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the NASDAQ, it will not invest more than 5% of its assets in such securities.

      When market conditions warrant, or when the Fund's Subadviser, Wellington Management Company, LLP ("WMC" or "Subadviser") believes it is necessary to achieve the Fund's objective, the Fund may invest in fixed-income securities. The fixed-income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), U.S. Government Obligations (including mortgage-backed securities) and corporate debt securities. In addition, the Fund may invest in debt securities rated below Baa by Moody's or BBB by S&P (including debt securities that have been downgraded), or in unrated debt securities that are of comparable quality as determined by the Subadviser. Securities rated lower than BBB by S&P or Baa by Moody's, commonly referred to as "junk bonds" or "high yield securities," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities.

      Although the Fund may borrow money, it has no present intention of borrowing other than for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may make loans of portfolio securities, enter into repurchase agreements and invest in zero coupon securities and securities issued on a "when-issued" or delayed delivery basis. In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed-income securities or retained in cash or cash equivalents.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE IN THE FIRST PARAGRAPH UNDER THE HEADING "FUTURES AND OPTIONS STRATEGIES" FOUND ON PAGE 20.

      The FOCUSED EQUITY FUND engages in such strategies relatively infrequently and over relatively short periods of time. Furthermore, it is anticipated that the most likely type of strategy to be employed by the FOCUSED EQUITY FUND would be to buy S&P 500 Index futures or NASDAQ 100 Index futures in order to gain exposure to the market.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND ON PAGES 41 AND 42, UNDER THE HEADING "FOCUSED EQUITY FUND:"

      SUBADVISERS. Wellington Management Company, LLP has been retained by the Adviser and Life Series Fund as the investment subadviser to FOCUSED EQUITY FUND, INTERNATIONAL SECURITIES FUND and GROWTH FUND under a Subadvisory Agreement.

      On April ___, 2001, WMC replaced Arnhold and S. Bleichroeder, Inc. ("ASB") as investment subadviser to the Focused Equity Fund. ASB had served as the Fund's investment subadviser since the Fund commenced operations on November 8, 1999.

      Under the Subadvisory Agreement with WMC, the Adviser will pay to WMC a fee at an annual rate of 0.425% of the average daily net assets of the FOCUSED EQUITY FUND up to and including $50 million, 0.325% of the average daily net assets in excess of $50 million up to and including $150 million, and 0.275% of the average daily net assets of $150 million up to and including $500 million and 0.250% of the average daily net assets in excess of $500 million. This fee will be computed daily and paid monthly.

      For its services with respect to FOCUSED EQUITY FUND, for the period November 8, 1999 to September 30, 2000, ASB received $__________.

IN THE SECTION ENTITLED "ALLOCATION OF PORTFOLIO BROKERAGE" ON PAGE 46 ALL REFERENCES TO ASB ARE DELETED AND NOT REPLACED. IN ADDITION THE LAST TWO SENTENCES OF THE THIRD PARAGRAPH ON PAGE 46 ARE DELETED AND NOT REPLACED.

THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH OF THE SECTION ENTITLED "PERFORMANCE." ON PAGE 56.

      From time to time, in reports and promotional literature as well as in the prospectus, the Focused Equity Fund may report its performance for the period of time WMC has acted as investment subadviser.

THIS SUPPLEMENT IS DATED APRIL 27, 2001

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.       Exhibits
               --------

   (a) (i)  Articles of Incorporation(1)

   (a)(ii)  Articles Supplementary (dated 10/20/94)(1)

   (a)(iii) Articles of Amendment (dated 2/8/96)(7)

   (a)(iv)  Articles of Amendment (dated 9/18/97)(7)

   (a)(v)   Articles Supplementary (dated 12/17/98)(7)

   (b)      By-laws(1)

   (c) Shareholders rights are contained in (a) Articles VI, VII and VIII of Registrant's Articles of Incorporation, previously filed as
            Exhibit  99.B1  to  Registrant's  Registration  Statement;  and  (b)
            Articles II and VII of  Registrant's  By-laws,  previously  filed as
            Exhibit 99.B2 to Registrant's Registration Statement

   (d)(i) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

   (d)(ii)  Schedule A to Investment Advisory Agreement(9)

   (d)(iii) Form of Investment Subadvisory Agreement among First Investors Management Company, Inc., First Investors Series Fund II, Inc. and Wellington Management Company LLP - filed herewith

   (e)(i)   Underwriting Agreement(2)

   (e)(ii)  Amended Underwriting Agreement(6)

   (f)      Bonus, profit sharing or pension plans - none

   (g)(i)   Custodian Agreement between Registrant and The Bank of New York(2)

   (g)(ii)  Schedule II to Custodian Agreement(9)

   (h)(i)   Administration   Agreement  between   Registrant,   First  Investors
            Management   Company,   Inc.,   First   Investors   Corporation  and
            Administrative Data Management Corp.(2)

   (h)(ii)  Amended Schedule A to Administration Agreement(3)

   (h)(iii) Organization Expense Reimbursement Agreement(3)

   (h)(iv)  Amended Schedule A to Administration Agreement(6)

   (h)(v)   Transfer Agency Agreement(8)

   (h)(vi)  Schedule A to Transfer Agency Agreement(9)

   (i)      Opinion and Consent of Counsel(6)

   (j)(i)   Consent of Independent Accountants(6)

   (j)(ii)  Powers of Attorney(1),(4),(9)

   (j)(iii) Power of Attorney for Larry R. Lavoie(10)

   (k)      Financial statements omitted from prospectus - none

   (l)      Initial Capital Agreements(4)

   (m)(i)   Class A Distribution Plan(2)

   (m)(ii)  Class B Distribution Plan(2)

   (m)(iii) Amended Class A Distribution Plan(6)

   (m)(iv)  Amended Class B Distribution Plan(6)

   (n)(i)   Plan Pursuant to Rule 18f-3(1)

   (n)(ii)  Amended plan pursuant to Rule 18f-3(6)

   (o)      Reserved

   (p)(i)   Code of Ethics for First Investors Funds and affiliated entities(9)

   (p)(ii)  Code of Ethics for Wellington Management Company LLP(9)

------------------------
(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to Registrant's Registration Statement (File No. 33-46924), filed on November 13, 1995.

(2)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  10  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on January 12, 1997.

(3)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  12  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on May 15, 1997.

(4)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  13  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on October 31, 1997.

(5)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  14  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on December 29, 1997.

(6)  To be filed by subsequent amendment.

(7)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  16  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on December 23, 1998.

(8)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  26  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on January 28, 2000.

(9)  Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  31  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on October 11, 2000.

(10) Incorporated by reference to the  corresponding  exhibit of  Post-Effective
     Amendment  No.  32  to  Registrant's   Registration   Statement  (File  No.
     33-46924), filed on January 26, 2001.


Item 24. Persons Controlled by or Under Common Control with the Fund
         -----------------------------------------------------------

         There are no persons controlled by or under common control with the Fund.

Item 25. Indemnification
         ---------------

         This item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 32 to the Registrant's Registration Statement, SEC File No. 33-46924, filed January 26, 2001.

Item 26. I. Business and Other Connections of the Investment Adviser
            --------------------------------------------------------

         First Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth
         in  the  "Directors  and  Officers"   section  of  the   Registrant's
         Statement of Additional Information incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement, SEC File No. 33-46924, filed January 26, 2001.

         II. Business and Other Connections of the Investment Subadviser
             -----------------------------------------------------------

         Wellington  Management  Company  LLP ("WMC") is an  investment  adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act"). The list required by this Item 26 of officers and partners of WMC, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by WMC pursuant to the Advisers Act (SEC File No. 801-159089).

Item 27. Principal Underwriters
         ----------------------

         (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

               First Investors Global Fund, Inc.
               First Investors Cash Management Fund, Inc.
               First Investors Series Fund
               First Investors Fund For Income, Inc.
               First Investors Government Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Multi-State Insured Tax Free Fund

               First Investors New York Insured Tax Free Fund, Inc.
               First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund
               First Investors Life Variable Annuity Fund A
               First Investors Life Variable Annuity Fund C
               First Investors Life Variable Annuity Fund D
               First Investors Life Level Premium Variable Life Insurance
                (Separate Account B)


         (b) The  following persons are the officers and directors of the
Underwriter:

                                Position and                 Position and
Name and Principal              Office with First            Office with
Business Address                Investors Corporation        Registrant
------------------              ---------------------        ------------

Glenn O. Head                   Chairman                     President
95 Wall Street                  and Director                 and Director
New York, NY 10005

Marvin M. Hecker                President                    None
95 Wall Street
New York, NY  10005

John T. Sullivan                Director                     Chairman of the
95 Wall Street                                               Board of Directors
New York, NY 10005

Joseph I. Benedek               Treasurer                    Treasurer and
581 Main Street                                              Principal
Woodbridge, NJ 07095                                         Accounting Officer

Lawrence A. Fauci               Director                     None
95 Wall Street
New York, NY 10005

Kathryn S. Head                 Vice President               Director
581 Main Street                 and Director
Woodbridge, NJ 07095

Frederick Miller                Senior Vice President        None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                 Secretary and                Director
95 Wall Street                  General Counsel
New York, NY  10005

Matthew Smith                   Vice President               None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons               Director                     None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                     Vice President               None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                  Director                     None
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly                Vice President               None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                 Senior Vice President        None
95 Wall Street
New York, NY 10005

William M. Lipkus               Chief Financial Officer      None
581 Main Street                 and Treasurer
Woodbridge, NJ 07095

         c) Not applicable

Item 28. Location of Accounts and Records
         --------------------------------

         Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29. Management Services
         -------------------

         Not Applicable.

Item 30. Undertakings
         ------------

         The Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Advisory Agreement, Subadvisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Post-Effective Amendment No. 33 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 27th day of February 2001.

                                          FIRST INVESTORS SERIES
                                          FUND II, INC.


                                          By:   /s/ Glenn O. Head
                                                -----------------
                                                Glenn O. Head
                                                President and Director



      Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 33 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Glenn O. Head                   Principal Executive        February 27, 2001
-----------------------------       Officer and Director
Glenn O. Head


/s/ Joseph I. Benedek*              Principal Financial        February 27, 2001
-----------------------------       and Accounting Officer
Joseph I. Benedek


/s/ Robert Grohol*                  Director                   February 27, 2001
-----------------------------
Robert Grohol


/s/ Kathryn S. Head*                Director                   February 27, 2001
-----------------------------
Kathryn S. Head


/s/ Larry R. Lavoie                 Director                   February 27, 2001
-----------------------------
Larry R. Lavoie


/s/ Herbert Rubinstein*             Director                   February 27, 2001
-----------------------------
Herbert Rubinstein


/s/ James M. Srygley*               Director                   February 27, 2001
-----------------------------
James M. Srygley


/s/ John T. Sullivan*               Director                   February 27, 2001
-----------------------------
John T. Sullivan

/s/ Rex R. Reed*                    Director                   February 27, 2001
-----------------------------
Rex R. Reed


/s/ Robert F. Wentworth*            Director                   February 27, 2001
-----------------------------
Robert F. Wentworth

*By:  /s/ Larry R. Lavoie
      -------------------
      Larry R. Lavoie
      Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
Number                  Description
------                  -----------

23(a)(i)                Articles of Incorporation(1)

23(a)(ii)               Articles Supplementary (dated 10/20/94)(1)

23(a)(iii)              Articles of Amendment (dated 2/8/96)(7)

23(a)(iv)               Articles of Amendment (dated 9/18/97)(7)

23(a)(v)                Articles Supplementary (dated 12/17/98)(7)

23(b)                   By-laws(1)

23(c) Shareholders rights are contained in (a) Articles VI, VII and VIII of Registrant's Articles of Incorporation, previously filed as Exhibit 99.B1 to Registrant's Registration Statement; and (b) Articles II and VII of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

23(d)(i) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

23(d)(ii)               Schedule A to Investment Advisory Agreement(9)

23(d)(iii)              Form of  Investment  Subadvisory  Agreement  among First
                        Investors  Management  Company,  Inc.,  First  Investors
                        Series Fund, II, Inc. and Wellington  Management Company
                        LLP - filed herewith

23(e)(i)                Underwriting Agreement(2)

23(e)(ii)               Amended Underwriting Agreement(6)

23(f)                   Bonus or Profit Sharing Contracts--none

23(g)(i) Custodian Agreement between Registrant and The Bank of New York(2)

23(g)(ii)               Schedule II to Custodian Agreement(9)

23(h)(i)                Administration   Agreement  between  Registrant,   First
                        Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.(2)

23(h)(ii)               Amended Schedule A to Administration Agreement(3)

23(h)(iii)              Organization Expense Reimbursement Agreement(3)

23(h)(iv)               Amended Schedule A to Administration Agreement(6)

23(h)(v)                Transfer Agency Agreement(8)

23(h)(vi)               Schedule A to Transfer Agency Agreement(9)

23(i)                   Opinion and Consent of Counsel(6)

23(j)(i)                Consent of Independent Accountants(6)

23(j)(ii)               Powers of Attorney(1),(4),(9)

23(j)(iii)              Power of Attorney for Larry R. Lavoie(10)

23(k)                   Omitted Financial Statements -- none

23(l)                   Initial Capital Agreements(4)

23(m)(i)                Class A Distribution Plan(2)

23(m)(ii)               Class B Distribution Plan(2)

23(m)(iii)              Amended Class A Distribution Plan(6)

23(m)(iv)               Amended Class B Distribution Plan(6)

23(n)(i)                Plan pursuant to Rule 18f-3(1)

23(n)(ii)               Amended plan pursuant to Rule 18f-3(6)

23(o)                   Reserved

23(p)(i) Code of Ethics for First Investors Funds and affiliated entities(9)

23(p)(ii)               Code of Ethics for Wellington Management Company, LLP(9)

------------------------
(1)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  9  to  Registrant's   Registration   Statement  (File  No.
      33-46924), filed on November 13, 1995.

(2)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  10  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on January 12, 1997.

(3)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  12  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on May 15, 1997.

(4)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  13  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on October 31, 1997.

(5)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  14  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on December 29, 1997.

(6)   To be filed by subsequent amendment.

(7)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  16  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on December 23, 1998.

(8)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  26  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on January 28, 2000.

(9)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  31  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on October 11, 2000.

(10)  Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  32  to  Registrant's   Registration  Statement  (File  No.
      33-46924), filed on January 26, 2001.